Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

ITEM 402(v) PAY VERSUS PERFORMANCE DISCLOSURE

The disclosure included in this section is prescribed by Securities and Exchange Commission (“SEC”) rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay. This disclosure is intended to comply with the requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K applicable to “smaller reporting companies” and provides the following information regarding the relationship between executive “compensation actually paid” (as determined in accordance with the rules prescribed under Item 402(v) of Regulation S-K) to (i) our principal executive officer (“PEO”) during each of 2023, 2024, and 2025, and (ii) our other non-PEO NEOs (determined as an average, as set forth below) during each of 2023, 2024, and 2025, and our financial performance. For information about our executive compensation program and how we align executive compensation with Company performance, refer to the “Executive and Director Compensation” section of this proxy statement.

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive and Director Compensation” section above.

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2025, December 31, 2024, and December 31, 2023 along with the financial measures required for each fiscal year:

Year	Summary Compensation Table Total for PEO (1) $	Compensation Actually Paid to PEO (2)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs (4) $	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) $	Net Loss (in millions) (6) $
2025	1,112,742	1,013,108	756,329	714,035	0.17	(26.4)
2024	989,677	535,441	662,639	417,336	1.98	(112.0)
2023	1,532,608	(949,350)	1,034,215	59,870	12.95	(232.5)

(1)
Our PEO for all fiscal years is R. Erik Holmlin, Ph.D., our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each relevant year.
(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,112,742	$756,329	$989,677	$662,639	$1,532,608	$1,034,215
Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior year service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards*
Deduct: Grant date fair values in the Summary Compensation Table	$(55,427)	$(22,128)	$(181,600)	$(66,570)	$(642,036)	$(411,869)
Add: Year-end fair value of unvested awards granted in the current year	$15,546	$6,206	$41,383	$15,183	$218,095	$133,013
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(46,606)	$(20,634)	$(228,982)	$(132,481)	$(1,667,418)	$(532,738)
Add: Fair values at vest date for awards granted and vested in current year	$7,875	$3,143	$8,361	$3,106	$136,688	$58,554
Add: Difference in fair values between prior year-end fair values and vest date fair values for award granted in prior years	$(21,022)	$(8,881)	$(93,399)	$(64,541)	$(527,287)	$(221,306)
Deduct: Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Add: Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(99,634)	$(42,294)	$(454,236)	$(245,303)	$(2,481,958)	$(974,345)

Compensation Actually Paid (CAP)	$1,013,108	$714,035	$535,441	$417,336	$(949,350)	$59,870

* Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(3a) The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end (“FYE”) date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

(3b) PSUs valued as part of CAP reflect expected performance at each valuation date.

(4) Reflects the average Summary Compensation Table total compensation and average CAP, respectively, for the following NEOs, as a group, in each relevant year:

2025: Mark Oldakowski and Alka Chaubey

2024: Mark Oldakowski and Alka Chaubey

2023: Mark Oldakowski and Alka Chaubey

(5) Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Our PEO for all fiscal years is R. Erik Holmlin, Ph.D., our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each relevant year.

(4) Reflects the average Summary Compensation Table total compensation and average CAP, respectively, for the following NEOs, as a group, in each relevant year:

2025: Mark Oldakowski and Alka Chaubey

2024: Mark Oldakowski and Alka Chaubey

2023: Mark Oldakowski and Alka Chaubey

PEO Total Compensation Amount	$ 1,112,742	$ 989,677	$ 1,532,608
PEO Actually Paid Compensation Amount	$ 1,013,108	535,441	(949,350)
Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,112,742	$756,329	$989,677	$662,639	$1,532,608	$1,034,215
Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior year service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards*
Deduct: Grant date fair values in the Summary Compensation Table	$(55,427)	$(22,128)	$(181,600)	$(66,570)	$(642,036)	$(411,869)
Add: Year-end fair value of unvested awards granted in the current year	$15,546	$6,206	$41,383	$15,183	$218,095	$133,013
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(46,606)	$(20,634)	$(228,982)	$(132,481)	$(1,667,418)	$(532,738)
Add: Fair values at vest date for awards granted and vested in current year	$7,875	$3,143	$8,361	$3,106	$136,688	$58,554
Add: Difference in fair values between prior year-end fair values and vest date fair values for award granted in prior years	$(21,022)	$(8,881)	$(93,399)	$(64,541)	$(527,287)	$(221,306)
Deduct: Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Add: Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(99,634)	$(42,294)	$(454,236)	$(245,303)	$(2,481,958)	$(974,345)

Compensation Actually Paid (CAP)	$1,013,108	$714,035	$535,441	$417,336	$(949,350)	$59,870

* Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 756,329	662,639	1,034,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ 714,035	417,336	59,870
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation reported in the Summary Compensation Table by year to calculate CAP (in accordance with Item 402(v) of Regulation S-K) include:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,112,742	$756,329	$989,677	$662,639	$1,532,608	$1,034,215
Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior year service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards*
Deduct: Grant date fair values in the Summary Compensation Table	$(55,427)	$(22,128)	$(181,600)	$(66,570)	$(642,036)	$(411,869)
Add: Year-end fair value of unvested awards granted in the current year	$15,546	$6,206	$41,383	$15,183	$218,095	$133,013
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(46,606)	$(20,634)	$(228,982)	$(132,481)	$(1,667,418)	$(532,738)
Add: Fair values at vest date for awards granted and vested in current year	$7,875	$3,143	$8,361	$3,106	$136,688	$58,554
Add: Difference in fair values between prior year-end fair values and vest date fair values for award granted in prior years	$(21,022)	$(8,881)	$(93,399)	$(64,541)	$(527,287)	$(221,306)
Deduct: Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Add: Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(99,634)	$(42,294)	$(454,236)	$(245,303)	$(2,481,958)	$(974,345)

Compensation Actually Paid (CAP)	$1,013,108	$714,035	$535,441	$417,336	$(949,350)	$59,870

* Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Equity Valuation Assumption Difference, Footnote

(3a) The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end (“FYE”) date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

(3b) PSUs valued as part of CAP reflect expected performance at each valuation date.

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The graph below shows the relationship between the CAP for our PEO, the average CAP for our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	CAP and Net Income (Loss) The graph below shows the relationship between CAP for our PEO and the average CAP for our non-PEO NEOs and net loss reported for the three years presented in the table.
Total Shareholder Return Amount	$ 0.17	1.98	12.95
Net Income (Loss)	$ (26,400,000)	$ (112,000,000)	$ (232,500,000)
PEO Name	R. Erik Holmlin, Ph.D	R. Erik Holmlin, Ph.D	R. Erik Holmlin, Ph.D
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,634)	(454,236)	(2,481,958)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,427)	(181,600)	(642,036)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,546	41,383	218,095
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,606)	(228,982)	(1,667,418)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,875	8,361	136,688
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,022)	(93,399)	(527,287)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,294)	(245,303)	(974,345)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,128)	(66,570)	(411,869)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,206	15,183	133,013
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,634)	(132,481)	(532,738)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,143	3,106	58,554
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,881)	(64,541)	(221,306)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0